ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of restricted assets [line items]
Total Restricted Availability Assets	$ 1,063,707,279	$ 1,405,958,101
Fima Premium Class B Mutual Fund
Disclosure of restricted assets [line items]
Number of shares held (in shares)	17,000,000
INVIU S.A.U.
Disclosure of restricted assets [line items]
Minimum Offsetting Entry required to Operate as CNV Agents	$ 449,820	449,105
Deposits as Collateral	$ 797,223	1,462,639
Required shareholders equity shares (in shares)	470,350
Tarjeta Naranja S.A.U.
Disclosure of restricted assets [line items]
Guarantees linked to rental contracts	$ 27,787	25,665
Guarantees related to consumer transactions with credit card abroad	8,123,261	5,025,384
Galicia Asset Management S.A.U.
Disclosure of restricted assets [line items]
Minimum offsetting entry required to operate as Escrow Agent for Collective Investment Products, Mutual Funds as required by the CNV(*)	814,323	817,950
Galicia Securities S.A.U.
Disclosure of restricted assets [line items]
Minimum Offsetting Entry required to Operate as CNV Agents	518,400	516,789
Deposits as Collateral	$ 298,226	311,146
Required shareholders equity shares (in shares)	470,350
Galicia Holdings US Inc.
Disclosure of restricted assets [line items]
Guarantees linked to rental contracts	$ 149,422	0
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of restricted assets [line items]
Minimum offsetting entry required to operate as Escrow Agent for Collective Investment Products, Mutual Funds as required by the CNV(*)	$ 11,724,029	9,345,622
GGAL Asset Management S.A. S.G.F.C.I. | HF Pesos Plus Class I
Disclosure of restricted assets [line items]
Required shareholders equity shares (in shares)	16,093,583
GGAL Asset Management S.A. S.G.F.C.I. | HF Pesos Class I
Disclosure of restricted assets [line items]
Required shareholders equity shares (in shares)	44,970,688
Sudamericana Holding S.A.
Disclosure of restricted assets [line items]
For Attachments	$ 362,343	364,293
GGAL Seguros S.A. y GGAL Seguros de Retiro S.A.
Disclosure of restricted assets [line items]
Deposits as Collateral	748,936	741,193
For Attachments	$ 321,356	$ 329,602